Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 2,420	$ 2,504
Addition
Exchange rate effect	179	(84)
Ending balance	$ 2,599	$ 2,420